Lines of Credit Lines of Credit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Line of Credit, Current	$ 18,922,261	$ 0
Proceeds from Notes Payable	153,821	145,000
Mortgages payable	67,822,313	$ 76,032,140
Lines of credit (Note 11)	18,922,261
Woodland Park [Member]
Proceeds from Notes Payable	$ 7,500,000
Debt Instrument, Interest Rate, Stated Percentage	2.80%
Debt Instrument, Basis Spread on Variable Rate	0.20%
Mortgages payable	$ 6,100,000
Bankers Trust 2 [Member]
Line of Credit, Current	12,500,000
Line of Credit Facility, Current Borrowing Capacity	$ 50,000,000
Line of Credit Facility, Interest Rate During Period	2.90%
Debt Instrument, Maturity Date	May 14, 2017
Five Points Bank [Member]
Line of Credit Facility, Interest Rate During Period	3.50%
Debt Instrument, Maturity Date	Mar. 01, 2016
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,000,000
Lines of credit (Note 11)	$ 1,400,000
Bankers Trust [Member]
Line of Credit Facility, Interest Rate During Period	3.40%
Debt Instrument, Maturity Date	Mar. 01, 2016
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,000,000
First Extension | Bankers Trust 2 [Member]
Principal amount repayment on extension	5.00%
Second Extension | Bankers Trust 2 [Member]
Principal amount repayment on extension	10.00%
Third Extension | Bankers Trust 2 [Member]
Principal amount repayment on extension	20.00%